[LETTERHEAD OF US BANCORP FUND SERVICES, LLC]


January 2, 2002


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


RE: Rule 497(j)
    The Purisima Funds
    (File #333-09153 and 811-07737)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for The Purisima Funds (the "Fund"), does not differ from that contained in Post-Effective Amendment No. 11 (the "Amendment") to the Corporation's Registration Statement on Form N1-A. This Amendment was filed electronically on December 28, 2001.

If you have any questions, please do not hesitate to call me at (626) 852-1033.


Very truly yours,

/s/ Sardjono Kadiman

Sardjono Kadiman
Fund Administrator